Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Current	$ 87,326,228
Borrower Asset Non-current	33,009,542
Borrower Asset Gross Total	120,335,770
Borrower Asset ECL	(248,000)
Borrower Asset Gross Total	$ 120,087,770
Counterparty A [Member] | SOL [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	326,500
Borrower Asset Current	$ 16,189,931
Borrower Asset Non-current	24,719,701
Borrower Asset Gross Total	40,909,632
Borrower Asset ECL	(248,000)
Borrower Asset Gross Total	$ 40,661,632
Counterparty H [Member] | BTC [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	420
Borrower Asset Current	$ 36,894,425
Borrower Asset Non-current
Borrower Asset Gross Total	36,894,425
Borrower Asset ECL
Borrower Asset Gross Total	$ 36,894,425
Counterparty H [Member] | ETH [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	6,000
Borrower Asset Current	$ 17,909,678
Borrower Asset Non-current
Borrower Asset Gross Total	17,909,678
Borrower Asset ECL
Borrower Asset Gross Total	$ 17,909,678
Counterparty F [Member] | ETH [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	2,000
Borrower Asset Current	$ 5,969,893
Borrower Asset Non-current
Borrower Asset Gross Total	5,969,893
Borrower Asset ECL
Borrower Asset Gross Total	$ 5,969,893
Counterparty F [Member] | SUI [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	18,737,981
Borrower Asset Current	$ 10,362,301
Borrower Asset Non-current	8,289,841
Borrower Asset Gross Total	18,652,142
Borrower Asset ECL
Borrower Asset Gross Total	$ 18,652,142